FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
32.1 Capital risk management
The Group manages its capital stock to ensure that its entities will be able to continue as a going concern while maximizing the return to its shareholders through the optimization of debt and equity balances. The Group’s strategy has not changed for the financial years 2022 and 2021.
The Group and its subsidiaries participate in transactions involving financial instruments, recognized as equity items, which are intended to meet their needs and to reduce exposure to market, currency and interest rate risks. These risks, as well as their respective instruments, are managed through the definition of strategies, the implementation of control systems, and the determination of exposure limits.
The Group’s capital structure consists of net debt (borrowings as detailed in Note 24 offset against cash, banks and cash-equivalent investments) and shareholders’ equity (consisting of issued capital stock, reserves and retained earnings).
The Group is not subject to any external capital requirement.
The Group’s risk management committee reviews the capital structure of the Group.
Net debt-to-equity ratio:
The net debt-to-equity ratio for the reporting fiscal years is as follows:

	2022	2021
Debt (i)	20,770,363	4,891,540
Cash and current investment	4,910,914	10,267,644
Net debt	15,859,449	(5,376,104)
Shareholders’ Equity (ii)	115,947,237	141,244,709
Net debt-to-equity ratio and shareholders’ equity	0.14	-0.04
(i)Debt is defined as long and short-term borrowings (Note 24).
(ii)Shareholders’ equity includes all the Group’s reserves and capital stock, which are managed as capital stock.
32.2 Categories of financial instruments

	2022	2021
Financial Assets
At amortized cost:
Cash and banks	664,605	644,244
Investments	3,582,211	7,256,575
Accounts receivable and other receivables	10,724,088	9,324,404
At fair value through profit or loss:
Investments	664,098	2,366,825

	2022	2021
Financial Liabilities
Amortized cost	50,907,572	32,014,511
At the end of this reporting period, there are no significant credit risk concentrations for debt instruments designated at fair value through profit or loss. The carrying amount reflected above represents the Group’s maximum exposure to credit risk for such borrowings and accounts receivable.
32.3 Financial risk management objectives
The treasury function offers services to business, coordinates access to domestic and international financial markets, monitors and manages the financial risks related to the Group’s operations through internal risk reports, which analyze exposures depending on the degree and extent thereof. These risks include market risk (including currency risk, interest rate at fair value and price risk), credit risk and liquidity risk. The Company and its subsidiaries do not employ or traded derivative financial instruments for speculative purposes. Monitoring compliance with these provisions policy is made by the executive committee and the internal audit team.
32.4 Foreign exchange risk management
The Group carries out transactions in foreign currency; and is hence exposed to exchange rate fluctuations. Exposures in the exchange rate are managed within approved policy parameters using foreign exchange contracts.
The carrying amounts of monetary assets and liabilities denominated in foreign currency at the end of the fiscal years ended December 31, 2022 and 2021 are as follows:

	2022	2021
Liabilities:
United States Dollars	13,537,249	8,952,779
Euros	373,470	282,183
Reales	85	91

	2022	2021
Assets:
United States Dollars	5,381,469	1,795,701
Euros	45,738	37,377

Additionally, considering the exchange regulations currently applicable in Argentina, the Group constantly monitors the alternatives for collecting assets and settling liabilities in foreign currency and the related impact. The gain/loss arising from the use of financial instruments to settle transactions in foreign currency is recognized when the Group unconditionally commits to or irreversibly executes such settlement. As of December 31, 2022, the use of financial instruments to settle the above transactions would result in an impact of approximately 94%.

Likewise, as of December 31, 2022, the gain/loss from using such instruments to settle certain financial borrowings was 17,635,860 and is recorded in the statement of profit or loss and other comprehensive income within financial results as "Loss from securities transactions” (Note 10).
32.4.1. Foreign currency sensitivity analysis
The Group is mainly exposed to the US Dollar and Euro, considering that the Group’s functional currency is the Argentine peso.
The following table details the Group’s sensitivity to an increase in the exchange rate of the US Dollar and the Euro as of December 31, 2022. The sensitivity rate is the rate used when reporting exchange rate risk internally to key management staff and represents management’s assessment of a possible reasonable change in exchange rates. The sensitivity analysis includes only outstanding monetary items denominated in foreign currency and adjusts their translation on the balance sheet day for a 25% change in the exchange rate, considering for its calculation the whole of the items of the subsidiaries.

	US Dollar effect	Euro effect
Loss for the year	2,038,945	81,933
Decrease in of shareholders’ equity	2,038,945	81,933
32.5 Interest rate risk management
The Group is exposed to the risk of significant fluctuations in interest rates because Group entities have borrowings at both fixed and floating interest rates. The Group manages this risk by maintaining an appropriate combination of fixed- and floating-rate borrowings.

	2022	2021
Financial Assets:
Investments held to maturity (1)	3,582,211	7,256,575
Investments at fair value through profit or loss (2)	664,098	2,366,825
Financial Liabilities:
Amortized cost (3)	20,770,363	4,891,540
(1)Fixed-term deposits at fixed rates.
(2)Short-term investments at floating rates.
(3)Related to borrowings, as detailed in Note 24.
32.5.1. Interest rate sensitivity analysis

The sensitivity analysis below has been determined based on the exposure to interest rates for non-derivative financial instruments at the end of this fiscal year. For floating-rate liabilities, the analysis is prepared based on an average monthly debt balance. A 100-basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonable threshold to conduct an interest rate risk analysis.
In the event that the average LIBO rate applicable to financial liabilities for the fiscal year ended December 31, 2022, were 1.0% higher than the average interest rate during that fiscal year, financial expenses for the fiscal year ended December 31, 2022, would have increased by approximately USD 464,000.
With regard to financial assets, a 1.0% increase in the average interest rate during the fiscal year ended December 31, 2022, would have increased financial income by approximately 37,792.
32.6 Credit risk management
Credit risk refers to the risk that one of the parties will fail to comply with its contractual obligations and resulting in a financial loss to the Group. The Group has adopted a policy of engaging only with solvent parties and obtaining sufficient collateral, where appropriate, as a way of mitigating the risk of financial loss caused by defaults. Credit exposure is controlled by counterparty limits, which are reviewed and approved periodically.
Trade receivables are made up of a significant number of customers. Credit assessment is continuously performed on the financial condition of accounts receivable.
Credit risk on liquid funds and financial instruments is limited because the counterparties are banks with high credit ratings assigned by credit rating agencies.
The carrying amount of financial assets recognized in the consolidated financial statements, which is net of impairment losses, represents the maximum exposure to credit risk, regardless of the guarantees of accounts or other credit enhancements.
32.7 Liquidity risk management
The Group’s Board of Directors has the ultimate responsibility for liquidity management, having established an appropriate framework for liquidity management so that management is able to deal with short-, medium- and long-term financing requirements, as well as the Group’s liquidity management. The Group manages liquidity risk by maintaining reserves, adequate financial and lending facilities, continuously monitoring projected and actual cash flows, and reconciling the maturity profiles of financial assets and liabilities.

The Group carefully manages liquidity risk, and therefore it maintains cash and bank balances, liquid instruments, and available funds. As of December 31, 2022, the consolidated financial statements reflect a negative working capital of 1,459,068. Given the nature of the company's activity, which has foreseeable cash flows, it can operate with negative working capital. This condition is not related to insolvency, but to a strategic decision. Considering the Group has a low debt-to-equity ratio, the Board of Directors is analyzing long-term financing alternatives.
The Group’s Board of Directors considers that exposure to liquidity risk is low as the Group has generated cash flows from its operating activities, as a result of its operations, and has access to borrowings and financial resources, as explained in Note 24.
The following tables show the Group’s remaining contractual maturity dates for its non-derivative financial liabilities with agreed repayment terms. The tables have been drawn up based on undiscounted cash flows of financial liabilities based on the earliest date on which the Group may be required to pay. The tables include both interest and principal cash flows. To the extent that interest flows are at floating rates, the undiscounted amount is derived from interest rate curves at the end of this reporting period. The contractual maturity is based on the earliest date on which the Group may be required to pay.

Borrowings	Weighted average effective interest rate %	Less than 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 3 years	Total
As of December 31, 2022	58.1%	9,229,392	1,211,088	1,498,123	10,513,851	22,452,454
As of December 31, 2021	15.9%	3,242,343	319,548	651,499	817,847	5,031,237

Leases	Weighted average effective interest rate %		Less than 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 6 years	Total
As of December 31, 2022		(*)	26,539	79,500	196,491	843,154	235,134	1,380,818
As of December 31, 2021		(*)	17,174	33,691	114,013	359,551	257,076	781,505
(*) The average rates in Pesos were 69.0% and 46.2% for the fiscal years ended December 31, 2022 and 2021, respectively. The average rates in US Dollars were 12.0% and 8.4% for the fiscal years ended December 31, 2022 and 2021, respectively.
32.8 Fair value measurements
Some of the Group’s financial assets are measured at fair value at the end of this reporting period. The following table provides information on how the fair values of these financial assets are measured (particularly, valuation techniques and inputs used).

	Fair value at:		Hierarchy level
Financial assets	2022	2021
Assets:
Mutual Funds	664,098	2,366,825	Level 1
Level 1: quoted price in an active market.
Fair value of financial assets and financial liabilities measured at amortized cost:
The estimated fair value of borrowings based on the interest rates offered to the Group (Level 3) for financial borrowings amounted to 20,644,461 and 4,883,888 as of December 31, 2022 and 2021, respectively.
The Board considers that the carrying amounts of the remaining financial assets and liabilities recognized at amortized cost in the consolidated financial statements approximate their fair values.